UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 201-6984

Date of fiscal year end:  6/30

Date of reporting period:  July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02924

Reporting Period: 07/01/2006 - 06/30/2007

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

============== LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ==============

==============           ENTERPRISES MONEY MARKET FUND            ==============

Nothing to Report

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

Date: August 24, 2007